Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2015-3 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

January 2016

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	22	395,404.14	61	1,216,839.81
Liquidation Proceeds and Recoveries on Defaulted Receivables	22	196,994.31	49	658,497.37
Net Loss Amount	22	198,409.83	61	558,342.44
Net Loss % of Average Portfolio Balance (Annualized)		0.25%
Cumulative Net Loss % of Initial Balance				0.05%
Average Net Loss of Assets Experiencing a Loss				9,153.15